PROPERTY AND EQUIPMENT-NET (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 276,792		$ 276,792		$ 25,346	$ 25,346
Less: accumulated depreciation	(14,911)		(14,911)		(6,729)	(2,447)
Property and equipment—net	261,882		261,882		18,617	22,899
Depreciation expense	12,770	$ 1,070	14,911	$ 3,211	4,282	2,447
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Property, Plant and Equipment [Line Items]
Property and equipment—gross					163,340	99,241
Less: accumulated depreciation					(91,122)	(65,938)
Property and equipment—net					72,218	33,303
Depreciation expense					25,184	18,651
Depreciation expense included in cost of sales					13,019	8,512
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment—gross	240,922		240,922		0
Computer equipment | ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Property, Plant and Equipment [Line Items]
Property and equipment—gross					91,993	45,172
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment—gross	28,144		28,144		19,444	19,444
Furniture and fixtures | ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Property, Plant and Equipment [Line Items]
Property and equipment—gross					68,778	54,069
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment—gross	$ 7,726		$ 7,726		5,902	5,902
Leasehold improvements | ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
Property, Plant and Equipment [Line Items]
Property and equipment—gross					$ 2,569	$ 0